Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate at December 31,		Annual average rate
(US$ equivalent for one)	2018	2017	2018	2017	2016
Euro (EUR)	1.1450	1.1993	1.1813	1.1292	1.1068
Pound Sterling (GBP)	1.2800	1.3517	1.3356	1.2882	1.3560
Swiss Franc (CHF)	1.0161	1.0249	1.0228	1.0156	1.0153
Australian Dollar (AUD)	0.7059	0.7815	0.7478	0.7666	0.7439
Canadian Dollar (CAD)	0.7337	0.7975	0.7719	0.7710	0.7552
Japanese Yen (JPY)	0.0091	0.0089	0.0091	0.0089	0.0092
Chinese Yuan (CNY)	0.1454	0.1537	0.1514	0.1480	0.1506

Cash and Cash Equivalents

(in thousands)	2018	2017
Cash at bank and on hand	$208,083	$139,597
Short-term bank deposits	950,996	518,117
Cash and Cash Equivalents	$1,159,079	$657,714

Inventories
Inventories consisted of the following as of December 31, 2018 and 2017:

(in thousands)	2018	2017
Raw materials	$25,819	$23,717
Work in process	38,659	33,153
Finished goods	98,434	99,057
Total inventories, net	$162,912	$155,927